Revenue - Schedule of Marine Segment Revenue (Details) - Marine Services	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period
Telecommunication - Installation | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	1 year
Telecommunication - Installation | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	5 years
Telecommunication - Installation | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period
Telecommunication - Maintenance | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	1 year
Telecommunication - Maintenance | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	5 years
Telecommunication - Maintenance | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period
Power - Operations, Maintenance & Construction Support | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	1 year
Power - Operations, Maintenance & Construction Support | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	5 years
Power - Operations, Maintenance & Construction Support | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period
Power - Cable Installation & Repair | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	1 year
Power - Cable Installation & Repair | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period	5 years
Power - Cable Installation & Repair | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Segment Reporting Information [Line Items]
Remaining performance obligation period